INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.          INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	(23,079)	(1,434)	7,494

Shares (denominator):
Common stock outstanding	23,382,812	23,382,812	22,905,926
Weighted average common stock outstanding used in computing basic income per share	23,351,615	23,382,812	23,259,127

Add: Share options	-	-	19,316
Weighted average common stock outstanding used in computing diluted income per share	23,351,615	23,382,812	23,278,443

Net income (loss) per share-basic	(1.00)	(0.06)	0.32

Net income (loss) per share-diluted	(1.00)	(0.06)	0.32

As of September 30, 2013, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. As of September 30, 2011 and 2012, the effect of the outstanding options was anti-dilutive.